Loans and Allowance for Credit Losses - Disclosure of Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 721,664	$ 666,631
Allowance for loan losses	(4,089)	(5,639)
Loans, net of allowance for credit losses	717,575	660,992
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	380,332	342,597
Allowance for loan losses	(416)	(515)
Loans, net of allowance for credit losses	379,916	342,082
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	93,441	92,011
Allowance for loan losses	(973)	(1,185)
Loans, net of allowance for credit losses	92,468	90,826
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	17,822	17,626
Allowance for loan losses	(852)	(1,211)
Loans, net of allowance for credit losses	16,970	16,415
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	12,003	5,742
Allowance for loan losses	(168)	(123)
Loans, net of allowance for credit losses	11,835	5,619
Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	218,066	208,655
Allowance for loan losses	(1,680)	(2,605)
Loans, net of allowance for credit losses	216,386	206,050
Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	245,944	232,381
Allowance for loan losses	(136)	(176)
Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	371,578	361,027
Allowance for loan losses	(105)	(187)
Canada [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	549,722	509,652
Canada [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	354,169	319,287
Canada [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	78,232	79,778
Canada [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	17,235	17,060
Canada [member] | Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	12,003	5,742
Canada [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	88,083	87,785
Canada [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	240,242	226,439
Canada [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	107,070	109,900
United States [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	121,629	115,662
United States [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	23,423	20,331
United States [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	11,794	9,050
United States [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	384	340
United States [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	86,028	85,941
United States [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,713	4,314
United States [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	189,177	183,847
Other International [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	50,313	41,317
Other International [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	2,740	2,979
Other International [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,415	3,183
Other International [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	203	226
Other International [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	43,955	34,929
Other International [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,989	1,628
Other International [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 75,331	$ 67,280